Note 14 - Retirement and Pension Plans - Summary of Funded Status of the Plan (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated benefit obligation	$ (837)	$ (852)
Project benefit obligation	(979)	(1,018)	$ (1,026)	$ (877)
Plan assets at fair value	765	697	$ 671	$ 596
Funded status of the plan	$ (214)	$ (321)